Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	$ (491,678)	¥ (3,413,724)	¥ (9,117,506)	¥ (4,996,358)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	523,311	3,633,346	2,619,061	1,650,533
Share-based compensation	337,575	2,343,785	1,193,945	4,249,548
Allowance for doubtful accounts	124,908	867,233	420,750	74,332
Loss from disposal of property, equipment and software	2,661	18,478	7,714	26,043
Deferred income tax	(5,010)	(34,782)	(42,584)	(4,169)
Amortization of discounts and issuance costs of the unsecured senior notes	1,242	8,622
Impairment of goodwill and intangible assets			2,750,129
Impairment of investments accounted for under cost method and available-for-sale securities	91,831	637,583	611,108
Gain from business and investment disposals	(177,568)	(1,232,853)	(1,507)
Share of results of equity investees	401,173	2,785,343	2,852,677	(638)
Foreign exchange losses	21,079	146,354	57,395	28,980
Changes in operating assets and liabilities:
Accounts receivable	(1,396,690)	(9,697,221)	(6,167,483)	(1,861,364)
Restricted cash	75,853	526,646	(1,076,628)	(689,499)
Inventories	(1,205,514)	(8,369,883)	(8,348,700)	(5,804,688)
Loan receivables	(10,724)	(74,458)	(26,699)	5,430
Investment securities	(533)	(3,703)
Advance to suppliers	(70,189)	(487,320)	(18,010)	(160,203)
Prepayments and other current assets	(76,854)	(533,596)	252,397	(1,210,697)
Other investments	(36,328)	(252,223)
Amount due from related parties	(69,390)	(481,774)	(402,795)	(412,314)
Other non-current assets	24,362	169,144	(1,170,454)	(66,485)
Accounts payable	1,972,302	13,693,690	13,113,084	4,902,844
Advance from customers	641,552	4,454,299	2,507,225	2,611,035
Deferred revenues	(101,969)	(707,966)	(461,270)	(65,725)
Taxes payable	71,214	494,438	(132,949)	(42,615)
Accrued expenses and other current liabilities	611,828	4,247,921	2,207,476	2,988,499
Amount due to related parties	4,269	29,638	69,946	67,412
Net cash provided by operating activities	1,262,713	8,767,017	1,696,322	1,289,901
Cash flows from investing activities:
Purchase of short-term investments	(2,444,075)	(16,969,213)	(5,022,000)	(19,104,408)
Maturity of short-term investments	1,834,722	12,738,475	16,625,621	7,853,607
Changes of deposits for capital verification				545,000
Purchases of investment securities	(160,766)	(1,116,200)	(1,139,386)	(421,133)
Cash received from disposal of investment securities	52,123	361,893
Purchase of other investments	(3,480,587)	(24,165,716)
Maturity of other investments	965,518	6,703,594
Prepayments and investments in equity investees	(1,103,343)	(7,660,513)	(7,156,789)	(434,585)
Cash received from disposal of equity investment	4,977	34,558
Changes in restricted cash	(403,815)	(2,803,688)
Cash paid for loan originations	(6,503,312)	(45,152,496)	(10,784,220)	(662,511)
Cash received from loan repayments	5,017,536	34,836,743	7,276,347	387,626
Purchase of property, equipment and software	(341,644)	(2,372,035)	(2,826,830)	(1,424,534)
Cash paid for construction in progress	(195,789)	(1,359,364)	(1,540,615)	(1,036,513)
Purchase of intangible assets	(7,265)	(50,438)	(6,556)	(17,935)
Purchase of land use rights	(97,700)	(678,328)	(925,758)	(423,084)
Cash received from/(paid for) business combination, net of cash acquired (Note 7)	(88,701)	(615,849)	(290,339)	1,260,337
Net cash used in investing activities	(6,952,121)	(48,268,577)	(5,790,525)	(13,478,133)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net				17,447,653
Repurchase of ordinary shares	(768,871)	(5,338,274)
Purchase of capped call options	(289,083)	(2,007,100)
Proceeds from settlement of capped call options	210,747	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	11,867	82,396	75,713
Proceeds from issuance of redeemable preferred shares of JD Finance	952,364	6,612,264
Capital injection from non-controlling interest shareholders	25,609	177,800	146,185
Proceeds from short-term borrowings	2,656,398	18,443,370	4,871,004	1,890,771
Repayment of short-term borrowings	(1,894,032)	(13,150,262)	(3,726,171)	(946,396)
Proceeds from unsecured senior notes, net of discount and debt issuance costs	915,450	6,355,969
Proceeds from nonrecourse securitization debt	1,592,080	11,053,808	3,333,542
Repayment of nonrecourse securitization debt	(132,581)	(920,510)
Proceeds from sales of financial products	3,665,768	25,451,427
Redemption of financial products	(1,083,773)	(7,524,635)
Net cash provided by financing activities	5,861,943	40,699,471	4,700,273	18,392,028
Effect of exchange rate changes on cash and cash equivalents	102,249	709,916	343,147	(101,484)
Net increase in cash and cash equivalents	274,784	1,907,827	949,217	6,102,312
Cash and cash equivalents at beginning of year	2,572,932	17,863,868	16,914,651	10,812,339
Cash and cash equivalents at end of year	2,847,716	19,771,695	17,863,868	16,914,651
Supplemental cash flow disclosures:
Cash paid for income taxes	(16,288)	(113,087)	(23,219)	(9,807)
Cash paid for interest	(105,104)	(729,735)	(62,396)	(27,268)
Supplemental disclosures of non-cash investing and financing activities:
Conversion of preferred shares to ordinary shares				15,474,994
Certain time deposits pledged for short-term bank loan				2,000,000
Equity investments obtained through commitment of future services and contribution of certain business	326,709	2,268,342	¥ 3,838,933
Transaction with Tencent
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with Transactions, net				¥ 11,644,310
Transaction with Walmart
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with Transactions, net	$ 1,381,573	¥ 9,592,258